Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
U.S. federal statutory rate	21.00%	21.00%	35.00%
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%	100.00%	100.00%
Valuation allowance	$ 655	$ 0
Gross unrecognized tax benefits	5,367	4,902	$ 4,225	$ 3,695
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	4,367	3,997
Estimated accrued interest and penalties resulting from unrecognized tax benefits	855	755
Foreign subsidiaries earnings	72,300
Provisional net income tax benefit			$ 9,955
Measurement period estimated net income tax benefit		1,819
Total net income tax benefit attributable to passage of the TCJA		$ 11,774
State and other
Income Taxes [Line Items]
Net operating loss carry forwards	$ 10,411
State and other | Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2039
State and other | Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2020
Foreign
Income Taxes [Line Items]
Net operating loss carry forwards	$ 7,103
Foreign | Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2039
Foreign | Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2035
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	$ 0